General Information, Organization and Basis of Preparation - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
VIEs
General Information Organization And Basis Of Preparation [Line Items]
Capital reserve and statutory reserves	¥ 4,185	¥ 4,206